Annual Fund Operating Expenses	0 Months Ended
	Nov. 01, 2011
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Short-Term Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.31%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[1]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Short-Term Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.31%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.54%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	1.35%	[1]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Intermediate Tax/AMT-Free Fund) | Class A
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[1]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Intermediate Tax/AMT-Free Fund) | Class C
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.57%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[1]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.32%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.83%	[2]
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.77%	[2],[3]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Municipal Bond Fund) | Class B
Operating Expenses:
Management Fees	0.32%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.58%	[2]
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.52%	[2],[3]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.32%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.58%	[2]
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.52%	[2],[3]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Ultra Short-Term Municipal Income Fund) | Class A
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.67%	[4]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Ultra Short-Term Municipal Income Fund) | Class C
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.51%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	1.42%	[4]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Wisconsin Tax-Free Fund) | Class A
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.57%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[4]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Wisconsin Tax-Free Fund) | Class C
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.57%
Total Annual Fund Operating Expenses	1.67%
Fee Waivers	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[4]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF North Carolina Tax-Free Fund) | Class A
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.56%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[1]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF North Carolina Tax-Free Fund) | Class C
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	1.66%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	[1]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Pennsylvania Tax-Free Fund) | Class A
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.74%	[1]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Pennsylvania Tax-Free Fund) | Class B
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.49%	[1]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Pennsylvania Tax-Free Fund) | Class C
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.49%	[1]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Limited-Term Tax-Free Fund) | Class A
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.81%	[5]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Limited-Term Tax-Free Fund) | Class C
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.61%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.56%	[5]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Tax-Free Fund) | Class A
Operating Expenses:
Management Fees	0.34%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[1]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Tax-Free Fund) | Class B
Operating Expenses:
Management Fees	0.34%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.57%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.50%	[1]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Tax-Free Fund) | Class C
Operating Expenses:
Management Fees	0.34%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.57%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.50%	[1]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Colorado Tax-Free Fund) | Class A
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[6]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Colorado Tax-Free Fund) | Class B
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.66%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.61%	[6]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Colorado Tax-Free Fund) | Class C
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.66%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.61%	[6]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Minnesota Tax-Free Fund) | Class A
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[4]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Minnesota Tax-Free Fund) | Class B
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.61%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	[4]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Minnesota Tax-Free Fund) | Class C
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.61%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	[4]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Strategic Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.84%	[7]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Strategic Municipal Bond Fund) | Class B
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.59%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.59%	[7]
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Strategic Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.59%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.59%	[7]
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Short-Term Municipal Bond Fund) | Investor Class
Operating Expenses:
Management Fees	0.31%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.63%	[1]
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Intermediate Tax/AMT-Free Fund) | Investor Class
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.85%	[8]
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.73%	[1]
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Municipal Bond Fund) | Investor Class
Operating Expenses:
Management Fees	0.32%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.86%	[2]
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	[2],[9]
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Ultra Short-Term Municipal Income Fund) | Investor Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[4]
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Wisconsin Tax-Free Fund) | Investor Class
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.73%	[4]
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Short-Term Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.31%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.46%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.40%	[1]
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Intermediate Tax/AMT-Free Fund) | Institutional Class
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.49%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.42%	[1]
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.32%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.50%	[2]
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[10],[2]
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Ultra Short-Term Municipal Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.43%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.37%	[4]
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF North Carolina Tax-Free Fund) | Institutional Class
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.58%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.54%	[1]
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Pennsylvania Tax-Free Fund) | Institutional Class
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.55%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.49%	[1]
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Short-Term Municipal Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.31%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.73%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[1]
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Intermediate Tax/AMT-Free Fund) | Administrator Class
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[1]
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Municipal Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.32%
Distribution (12b-1) Fees	none
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.77%	[2]
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	0.62%	[11],[2]
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Ultra Short-Term Municipal Income Fund) | Administrator Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.70%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[4]
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Limited-Term Tax-Free Fund) | Administrator Class
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.80%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.61%	[12]
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Tax-Free Fund) | Administrator Class
Operating Expenses:
Management Fees	0.34%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.55%	[1]
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Colorado Tax-Free Fund) | Administrator Class
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.61%	[12]
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Minnesota Tax-Free Fund) | Administrator Class
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.80%
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[4]
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Strategic Municipal Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.68%	[1]

[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	Total Annual Fund Operating Expenses listed above include 0.02% of interest expense.
[3]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.75% for Class A, 1.50% for Class B, and 1.50% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through October 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through October 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.80% for Class A and 1.55% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through October 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.85% for Class A, 1.60% for Class B, and 1.60% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.86% for Class A, 1.61% for Class B, and 1.61% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[9]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.78% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.50% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[11]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.60% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	The Adviser has committed through October 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.60% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.